Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets And Liabilities Measured at Fair Value on Recurring Basis [Table Text Block]
		Level 1	Level 2	Level 3	Total
December 31, 2012:
Investments in mineral properties	$	-$	-	$1,582,324	$1,582,324
Accounts receivable		-	13,735	-	13,735
Accounts payable and other liab.		-	(609,702)	-	(609,702)
Derivative liability		-	(559)	-	(559)
Notes and convertible notes payable		-	(1,032,035)	-	(1,032,035)

December 31, 2011:
Investments in mineral properties	$	-$	-	$1,965,577	$1,965,577
Accounts receivable		-	46,417	-	46,417
Accounts payable and other liab.		-	(1,230,214)	-	(1,230,214)
Notes and convertible notes payable		-	(2,999,995)	-	(2,999,995)